Average Annual Total Returns - AST JP Morgan Global Thematic Portfolio	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	1 Year	5 Years	10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Blended Index (prior to 4/26/21) (reflects no deduction for fees, expenses or taxes) 1 Year	Blended Index (prior to 4/26/21) (reflects no deduction for fees, expenses or taxes) 5 Years	Blended Index (prior to 4/26/21) (reflects no deduction for fees, expenses or taxes) 10 Years
Total	13.16%	9.03%	7.85%	14.26%	10.14%	7.88%	18.40%	15.21%	13.87%	14.07%	10.11%	8.37%